Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Highest Performances Holdings Inc.
Entity Central Index Key	0001750264
Entity File Number	001-38813
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Mar. 29, 2019
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	61F, Pearl River Tower
Entity Address, Address Line Two	No. 15 Zhujiang West Road
Entity Address, Address Line Three	Zhujiang New Town, Tianhe
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Trading Symbol	HPH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	372,547,538
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yang Yuanfen
Entity Address, Address Line One	61F, Pearl River Tower
Entity Address, Address Line Two	No. 15 Zhujiang West Road
Entity Address, Address Line Three	Zhujiang New Town, Tianhe
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	020-28381666